Share-based payments - Share-based compensation expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based compensation expenses recognized
Share-based compensation expense - Total	¥ 13,361	¥ 25,409	¥ 89,652
Share-based compensation expense - Value of employee's services	13,176	22,618	74,980
Share-based compensation expense - Value of non-employee's services	185	2,791	14,672
Cost of revenue
Share-based compensation expenses recognized
Share-based compensation expense - Total		935	6,904
Research and development expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total		5,185	26,635
Selling and marketing expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	1,002	2,854	21,049
General and administrative expenses
Share-based compensation expenses recognized
Share-based compensation expense - Total	¥ 12,359	¥ 16,435	¥ 35,064